Note 22 - Selected Quarterly Financial Data (Unaudited) - Selected Quarterly Financial Data (Unaudited) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Investment securities	$ 7,821	$ 7,420	$ 7,405	$ 7,348	$ 7,343	$ 7,151	$ 7,066	$ 7,035
Total interest expense	1,073	1,026	1,066	1,025	988	959	990	883	$ 4,190	$ 3,820	$ 4,070
Net interest income	6,748	6,394	6,339	6,323	6,355	6,192	6,076	6,152	25,804	24,775	23,804
Provision for loan losses	255	105	105	105	105	105		105	570	315
Net interest income after provision for loan and lease losses	6,493	6,289	6,234	6,218	6,250	6,087	6,076	6,047	25,234	24,460	23,434
Total noninterest income	485	977	1,173	909	1,178	1,108	962	796	3,959	4,044	3,588
Total noninterest expense	4,957	5,662	4,915	5,338	5,380	4,669	5,217	4,811	20,872	20,077	17,850
Income before taxes	2,021	1,604	2,492	1,789	2,048	2,526	1,821	2,032	8,321	8,427	9,172
Income taxes	776	261	566	302	298	544	316	404	1,905	1,562	1,992
NET INCOME	$ 1,245	$ 1,343	$ 1,926	$ 1,487	$ 1,750	$ 1,982	$ 1,505	$ 1,628	$ 6,416	$ 6,865	$ 7,180
Pro forma net income per common share - basic (in dollars per share)	$ 0.55	$ 0.60	$ 0.94	$ 0.79	$ 0.93	$ 0.96	$ 0.73	$ 0.79	$ 3.04	$ 3.41	$ 3.52
Pro forma net income per common share - diluted (in dollars per share)	$ 0.55	$ 0.60	$ 0.94	$ 0.79	$ 0.92	$ 0.96	$ 0.73	$ 0.78	$ 3.03	$ 3.39	$ 3.50
Weighted-average common shares and common stock equivalents used to calculate basic earnings per share (in shares)	2,251,412	2,247,587	2,051,137	1,878,177	1,884,484	2,064,054	2,058,986	2,053,660	2,107,857	2,014,966	2,041,635
Weighted-average common shares and common stock equivalents used to calculate diluted earnings per share (in shares)	2,259,589	2,256,230	2,059,411	1,886,943	1,893,345	2,072,639	2,068,313	2,062,867	2,119,214	2,024,120	2,049,506